CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Equity Component Of Convertible Note [Member]	Other reserves [member]	Accumulated (deficit)/surplus [Member]	Total
Balance at Dec. 31, 2019	$ 1,213,000	$ 16,187,000	$ (24,922,000)	$ (3,933,000)		$ 23,000	$ 16,145,000	$ 4,713,000
Profit/(Loss) for the period							(6,388,000)	(6,388,000)
Other comprehensive income (loss)				(1,360,000)				(1,360,000)
Total comprehensive profit/(loss)				(1,360,000)			(6,388,000)	(7,748,000)
Share-based payments							816,000	816,000
Balance at Dec. 31, 2020	1,213,000	16,187,000	(24,922,000)	(5,293,000)		23,000	10,573,000	(2,219,000)
Profit/(Loss) for the period							875,000	875,000
Other comprehensive income (loss)				(86,000)				(86,000)
Total comprehensive profit/(loss)				(86,000)			875,000	789,000
Share-based payments							1,111,000	1,111,000
Balance at Dec. 31, 2021	1,213,000	16,187,000	(24,922,000)	(5,379,000)		23,000	12,559,000	(319,000)
Profit/(Loss) for the period							(41,009,000)	(41,009,000)
Other comprehensive income (loss)				(396,000)				(396,000)
Total comprehensive profit/(loss)				(396,000)			(41,009,000)	(41,405,000)
Shares issued in the year	750,000	30,271,000						31,021,000
Shares to be issued						63,000		63,000
Equity component of convertible note					$ 6,709,000			6,709,000
Share-based payments							1,755,000	1,755,000
Balance at Dec. 31, 2022	$ 1,963,000	$ 46,458,000	$ (24,922,000)	$ (5,775,000)	$ 6,709,000	$ 86,000	$ (26,695,000)	$ (2,176,000)